RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Prior Period Adjustment [Abstract]
Schedule of Restatements for Previously Issued Financial Statements

The restatements for the Company's previously issued financial statements as of and for the year ended December 31, 2023, the comparative period herein as of and for the year ended December 31, 2022 and for each of the quarterly periods ended March 31, 2023, June 30, 2023 and September 30, 2023, include the following:

(i)
as of and for the year ended December 31, 2022 (i.e. the comparative period included herein) to (i) account for the Legacy Nuburu Convertible Notes at fair value resulting in the recording of a loss related to the change in the fair value of, and corresponding increase to, the carrying value of these convertible notes, and (ii) (a) reclassify the Company's convertible preferred stock that is redeemable at a future point in time from permanent equity to mezzanine equity and (b) increase the carrying value of such preferred stock to reflect the redemption value of the outstanding preferred stock.
(ii)
as of and for the year ended December 31, 2023, including the interim periods therein as of March 31, 2023, June 30, 2023 and September 30, 2023, to (i) reclassify convertible preferred stock that is redeemable at a future point in time from permanent equity to mezzanine equity, and (ii) increase the carrying value of such preferred stock to reflect the redemption value of the outstanding preferred stock. Additionally, the impact of the recording of the loss related to the change in the fair value of the Legacy Nuburu Convertible Notes for the year ended December 31, 2022 described above will be reflected as an adjustment to accumulated deficit and additional paid-in capital for these periods.

The consolidated statements of cash flows have been excluded from the financial statements presented below as they were only impacted by adjustments to net loss and change in fair value of warrant liabilities which are presented below in the consolidated statements of operations and comprehensive loss. The restatement had no impact on total net cash flows from operating, investing or financing activities.

Consolidated Balance Sheet

	As of December 31, 2022
	Originally Reported	Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Current portion of convertible notes payable	$7,300,000	$15,388,097	$22,688,097
Total current liabilities	$14,590,504	$15,388,097	$29,978,601
Total liabilities	$14,964,411	$15,388,097	$30,352,508

Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 23,237,703 shares issued and outstanding at December 31, 2022	$-	$4,040	$4,040

Stockholders’ Deficit
Accumulated deficit	$(61,192,308)	$(15,388,097)	$(76,580,405)
Total Stockholders’ Deficit	$(1,842,239)	$(15,392,137)	$(17,234,376)

Consolidated Statement of Operations and Comprehensive Loss

	Year Ended December 31, 2022
	Originally Reported	Restatement Adjustment	As Restated
Change in fair value of convertible notes payable	$-	$(15,388,097)	$(15,388,097)
Loss before provision for income taxes	$(14,129,101)	$(15,388,097)	$(29,517,198)
Net loss and comprehensive loss	$(14,129,101)	$(15,388,097)	$(29,517,198)
Net loss per common share, basic and diluted	$(2.59)	$(2.82)	$(5.41)

	As of March 31, 2023 (Unaudited)
	Originally Reported	Restatement Adjustment	As Adjusted
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 3,038,905 shares issued and outstanding at March 31, 2023	$304	$30,388,746	$30,389,050

Stockholders’ Deficit
Additional paid-in capital	$66,791,282	$(15,000,649)	$51,790,633
Accumulated deficit	$(65,959,825)	$(15,388,097)	$(81,347,922)
Total Stockholders’ Deficit	$835,120	$(30,389,050)	$(29,553,930)

	As of June 30, 2023 (Unaudited)
	Originally Reported	Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 3,038,905 shares issued and outstanding at June 30, 2023	$304	$30,388,746	$30,389,050

Stockholders’ Deficit
Additional paid-in capital	$72,049,746	$(15,000,649)	$57,049,097
Accumulated deficit	$(72,066,537)	$(15,388,097)	$(87,454,634)
Total Stockholders’ Deficit	$(16,399)	$(30,389,050)	$(30,405,449)

	As of September 30, 2023 (Unaudited)
	Originally Reported	Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 3,038,905 shares issued and outstanding at September 30, 2023	$304	$30,388,746	$30,389,050

Stockholders’ Deficit
Additional paid-in capital	$72,653,179	$(15,000,649)	$57,652,530
Accumulated deficit	$(77,151,838)	$(15,388,097)	$(92,539,935)
Total Stockholders’ Deficit	$(4,498,267)	$(30,389,050)	$(34,887,317)

Consolidated Balance Sheet

	As of December 31, 2023
	Originally Reported	Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 2,388,905 shares issued and outstanding at December 31, 2023	$239	$23,888,811	$23,889,050

Stockholders’ Deficit
Additional paid-in capital	$73,241,955	$(8,500,714)	$64,741,241
Accumulated deficit	$(81,898,692)	$(15,388,097)	$(97,286,789)
Total Stockholders’ Deficit	$(8,652,809)	$(23,889,050)	$(32,541,859)